Level 4 Consolidating Statements of Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Sales	$ 852,295		$ 694,600	$ 764,600	$ 732,900		$ 587,000	$ 547,400		$ 628,000	$ 589,400	$ 483,200		$ 1,597,173		$ 1,319,886		$ 2,779,062	$ 2,248,088	$ 2,240,591
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	750,996				632,607									1,395,843		1,142,731		2,343,174	1,952,619	1,947,362
Depreciation and amortization	8,766				8,338									17,243		16,457		33,407	37,022	34,899
Selling and distribution expenses	60,102				60,468									117,106		114,282		235,055	204,998	202,464
General and administrative expenses	10,251				10,689									20,297		19,737		43,122	37,242	38,463
Other (income) expense, net	39				(653)									173		(285)		(902)	(3,195)	4,624
Total costs and expenses	830,076				712,755									1,550,316		1,293,492		2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219		8,600	28,100	20,145		6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857		26,394		63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)				(289)									(371)		(103)		37	(497)	352
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	62				87									124		194		392	407	790
Total nonoperating income (expense)	(5,010)				(5,020)									(9,919)		(9,540)		(21,328)	(19,077)	(19,835)
Income (loss) before income taxes and equity in net income (loss) of affiliates	17,209				15,125									36,938		16,854		41,803	(46,123)	(32,997)
Income tax (provision) benefit	(6,797)				(78)									54,310		(139)		(307)	(240)	(300)
Income (loss) before equity in net income (loss) of affiliates	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	10,412		1,300	23,500	15,047		1,700	(13,800)	[1]	(3,700)	(9,900)	(19,000)	[2]	91,248		16,715		41,496	(46,363)	(33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0		0	0	0
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	0				0									0		0		0	0	0
Depreciation and amortization	33				32									79		64		120	240	346
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	4,045				4,040									8,148		7,703		16,425	13,613	14,400
Other (income) expense, net	5				31									7		78		126	111	373
Total costs and expenses	4,083				4,103									8,234		7,845		16,671	13,964	16,695
Income (loss) from operations	(4,083)				(4,103)									(8,234)		(7,845)		(16,671)	(13,964)	(16,695)
Foreign exchange gain (loss)	(200)				(25)									(230)		26		149	(510)	12
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	27				38									55		89		196	185	386
Total nonoperating income (expense)	(4,954)				(4,805)									(9,847)		(9,516)		(21,412)	(19,312)	(20,579)
Income (loss) before income taxes and equity in net income (loss) of affiliates	(9,037)				(8,908)									(18,081)		(17,361)		(38,083)	(33,276)	(37,274)
Income tax (provision) benefit	(6,797)				(75)									54,310		(127)		(300)	(216)	(215)
Income (loss) before equity in net income (loss) of affiliates	(15,834)				(8,983)									36,229		(17,488)		(38,383)	(33,492)	(37,489)
Equity in net income of affiliates	26,246				24,030									55,019		34,203		79,879	(12,871)	4,192
Net income (loss)	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Defined benefit pension plans
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425				2,000									2,834		4,067		(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Guarantor Subsidiaries [Member]
Sales
Sales	848,515				729,794									1,590,898		1,314,042		2,765,980	2,234,746	2,225,695
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	746,539				629,755									1,388,126		1,137,095		2,329,853	1,939,993	1,930,316
Depreciation and amortization	8,429				7,857									16,553		15,497		31,691	35,010	32,635
Selling and distribution expenses	59,461				59,691									115,833		112,750		231,593	202,254	201,079
General and administrative expenses	5,891				6,424									11,762		11,665		25,529	22,976	24,122
Other (income) expense, net	261				953									487		1,196		2,818	4,114	(4,881)
Total costs and expenses	820,581				704,680									1,532,761		1,278,203		2,681,755	2,244,405	2,216,884
Income (loss) from operations	27,934				25,114									58,137		35,839		84,225	(9,659)	8,811
Foreign exchange gain (loss)	(69)				(134)									(113)		(59)		(124)	20	(57)
Interest expense	0				0									0		0		0	0	0
Interest income	35				49									69		105		196	222	404
Total nonoperating income (expense)	(34)				(85)									(44)		46		72	242	347
Income (loss) before income taxes and equity in net income (loss) of affiliates	27,900				25,029									58,093		35,885		84,297	(9,417)	9,158
Income tax (provision) benefit	0				(3)									0		(12)		(7)	(24)	(66)
Income (loss) before equity in net income (loss) of affiliates	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Non-guarantor Subsidiaries [Member]
Sales
Sales	6,700				6,382									11,833		12,371		26,478	24,499	29,351
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	7,692				6,352									13,662		12,531		27,885	24,436	31,442
Depreciation and amortization	304				449									611		896		1,596	1,772	1,918
Selling and distribution expenses	641				777									1,273		1,532		3,462	2,744	1,385
General and administrative expenses	0				1									0		1		0	0	0
Other (income) expense, net	(305)				(331)									(667)		(989)		(2,042)	(1,030)	(116)
Total costs and expenses	8,332				7,248									14,879		13,971		30,901	27,922	34,629
Income (loss) from operations	(1,632)				(866)									(3,046)		(1,600)		(4,423)	(3,423)	(5,278)
Foreign exchange gain (loss)	(22)				(130)									(28)		(70)		12	(7)	397
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	(22)				(130)									(28)		(70)		12	(7)	397
Income (loss) before income taxes and equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,881)
Income tax (provision) benefit	0				0									0		0		0	0	(19)
Income (loss) before equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Equity in net income of affiliates	0				0									0		0		0	0	0
Net income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Eliminations [Member]
Sales
Sales	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	(3,235)				(3,500)									(5,945)		(6,895)		(14,564)	(11,810)	(14,396)
Depreciation and amortization	0				0									0		0		0	0	0
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	315				224									387		368		1,168	653	(59)
Other (income) expense, net	0				0									0		0		0	0	0
Total costs and expenses	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Income (loss) from operations	0				0									0		0		0	0	0
Foreign exchange gain (loss)	0				0									0		0		0	0	0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	0				0									0		0		0	0	0
Income (loss) before income taxes and equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Income tax (provision) benefit	0				0									0		0		0	0	0
Income (loss) before equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Equity in net income of affiliates	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Net income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Defined benefit pension plans
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Operating Segments [Member]
Sales
Sales	852,295				732,900									1,597,173		1,319,886		2,759,300	2,229,300	2,215,300
Costs and expenses
Income (loss) before income taxes and equity in net income (loss) of affiliates	21,900				19,900									46,500		26,300		63,200	(27,500)	(12,800)
Operating Segments [Member] | Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Sales
Sales	848,515				729,794									1,590,898		1,314,042
Operating Segments [Member] | Non-guarantor Subsidiaries [Member]
Sales
Sales	3,780				3,106									6,275		5,844
Operating Segments [Member] | Eliminations [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member]
Sales
Sales	0				0									0		0		0	0	0
Intersegment Eliminations [Member] | Boise Cascade Company (Parent) [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member] | Guarantor Subsidiaries [Member]
Sales
Sales	0				0									0		0
Intersegment Eliminations [Member] | Non-guarantor Subsidiaries [Member]
Sales
Sales	2,920				3,276									5,558		6,527
Intersegment Eliminations [Member] | Eliminations [Member]
Sales
Sales	$ (2,920)				$ (3,276)									$ (5,558)		$ (6,527)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.